INVESTMENTS - Contractual Maturity of Available for Sale Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cost
Within 1 year	$ 299
After 1 year through 5 years	1,217
After 5 years through 10 years	35
After 10 years	177
Available-for-sale securities	1,728	$ 1,136
Estimated Fair Value
Within 1 year	296
After 1 year through 5 years	1,132
After 5 years through 10 years	42
After 10 years	161
Available-for-sale securities	$ 1,631	$ 1,134